Business combination - Fair value of the identifiable assets and liabilities of ISA as at the date of acquisition (Details) - ISA $ in Millions	Aug. 20, 2021 COP ($)
Assets
Cash and cash equivalents	$ 4,983,234
Accounts receivable	27,487,774
Inventories	120,300
Other financial assets	1,093,941
Current tax assets	477,504
Other assets	682,445
Investments in subsidiaries and joint ventures	5,014,749
Properties, plant, and equipment	17,486,901
Right of use assets	230,207
Intangibles	13,903,491
Deferred tax assets	2,075,849
Total assets	73,556,395
Liabilities
Loans	(27,203,432)
Leases	(255,503)
Accounts payable	(1,358,692)
Employee Benefits	(973,210)
Tax liabilities	(1,897,786)
Provisions and contingencies	(947,883)
Other liabilities	(1,708,349)
Deferred tax liabilities	9,856,379
Total liabilities	(44,201,234)
Total identifiable net assets	29,355,161
Non-controlling interest	(18,734,241)
Goodwill derived from the acquisition	3,279,916
Consideration transferred	$ 13,900,836